N-2 - USD ($) $ / shares in Units, $ in Millions	Nov. 30, 2024	Nov. 28, 2024
Cover [Abstract]
Entity Central Index Key		0001982701
Amendment Flag		true
Amendment Description		This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by AB Private Lending Fund (the “Fund”) to amend Item 8.01 – Other Events of that certain Current Report on Form 8-K originally filed by the Fund with the U.S. Securities and Exchange Commission on December 20, 2024 (the “Original Form 8-K”). This Amendment is being filed to correct the following matters included in Item 8.01 of the Original Form 8-K: (i) the fair value of the Fund’s investment portfolio is corrected to be approximately $275.1 million and (ii) the Fund’s aggregate NAV (as defined below) is corrected to be approximately $115.2 million. The Original Form 8-K erroneously computed the fair value of the Fund’s investment portfolio by solely including the market value of investments of the Fund and the Fund’s money market investments to calculate the fair value of the Fund’s investment portfolio. However, consistent with the Fund’s computation of the fair value of the Fund’s investment portfolio in the Fund’s Quarterly Reports on Form 10-Q and Annual Reports on Form 10-K, the fair value of the Fund’s investment portfolio is computed by including the market value of the Fund’s investments and the Fund’s market value of unfunded loans in the calculation of the fair value of the Fund’s investment portfolio, which is reflected in the amended disclosure below. The Original Form 8-K relied on the erroneously computed fair value of the Fund’s investment portfolio value and due to rounding, the aggregate NAV was incorrectly reported. Other than the fair value of the Fund’s investment portfolio and the aggregate NAV, no other changes to the Original Form 8-K are made by this Amendment, including but not limited to the Fund’s NAV per share as reported in the Original Form 8-K.
Securities Act File Number		814-01744
Document Type		8-K/A
Entity Registrant Name		AB PRIVATE LENDING FUND
Entity Address, Address Line One		405 Colorado Street
Entity Address, Address Line Two		Suite 1500
Entity Address, City or Town		Austin
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		78701
City Area Code		512
Local Phone Number		721-2900
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Net Asset Value
The net asset value (“
NAV
”) per share of each class of the Fund as of November 30, 2024, as determined in accordance with the Fund’s valuation policy, is set forth below.

NAV per Share as of November 30, 2024
Class I shares	$25.07
Class S shares	—
Class D shares	—
As of November 30, 2024, the Fund’s aggregate NAV was approximately $115.2 million, the fair value of its investment portfolio was approximately $275.1 million, and it had approximately $172.0 million of debt outstanding (at principal).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 172.0
Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 25.07
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I shares
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S shares
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D shares